Share-based Compensation - Additional Information (Details) $ / shares in Units, $ in Thousands		6 Months Ended		12 Months Ended
	May 01, 2022 purchasePeriod	Jun. 30, 2024 USD ($) shares $ / shares	Jun. 30, 2023 USD ($) $ / shares	Dec. 31, 2023 shares	Jun. 10, 2024 shares	May 31, 2022 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted (in shares)		5,933,890
Number of purchase periods | purchasePeriod	4
Expected life (in years)		9 years 2 months 12 days		8 years 2 months 12 days
Compensation expense (less than) | $		$ 1,839	$ 2,300
Weighted average exercise price during the period (in dollars per share) | $ / shares		$ 1.63	$ 1.25
ESPP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price during the period (in dollars per share) | $ / shares		$ 0.74	$ 0.73
2021 Stock Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted (in shares)		1,502,667		6,816,634
Additional shares available for issuance under the plan (in shares)		2,755,000
Number of share options available for future grants (in shares)		6,897,773
2021 Employee Share Purchase Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted (in shares)		0
Number of shares potentially issuable (in shares)		1,037,751				600,000
Offering period term (in months)	24 months
Number of shares issued		113,012
2024 Employment Inducement Incentive Award Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted (in shares)		4,431,223
Number of share options available for future grants (in shares)		68,777
Number of shares potentially issuable (in shares)					4,500,000
ESPP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Compensation expense (less than) | $		$ 10	$ 10
ESPP | Other Payables and Accruals
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Amounts withheld from employees paychecks | $		$ 10